Notes to the consolidated statements of income	9 Months Ended
Sep. 30, 2019
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2.    Notes to the consolidated statements of income

a)    Revenue

The Company has recognized the following revenue in the consolidated statement of income for the three and nine months ended September 30, 2019 and 2018:

Revenue

in € THOUS

	For the three months ended
	September 30,
	2019			2018
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	3,155,050	—	3,155,050	2,904,363	—	2,904,363
Care Coordination	271,307	65,959	337,266	295,001	58,767	353,768
	3,426,357	65,959	3,492,316	3,199,364	58,767	3,258,131

Health care products
Dialysis products	877,008	29,869	906,877	756,759	25,615	782,374
Non-dialysis products	19,810	—	19,810	17,347	—	17,347
	896,818	29,869	926,687	774,106	25,615	799,721
Total	4,323,175	95,828	4,419,003	3,973,470	84,382	4,057,852

	For the nine months ended
	September 30,
	2019			2018
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	9,232,698	—	9,232,698	8,359,200	—	8,359,200
Care Coordination	849,788	182,335	1,032,123	1,330,471	162,062	1,492,533
	10,082,486	182,335	10,264,821	9,689,671	162,062	9,851,733
Health care products
Dialysis products	2,479,262	96,756	2,576,018	2,269,019	71,047	2,340,066
Non-dialysis products	55,753	—	55,753	55,387	—	55,387
	2,535,015	96,756	2,631,771	2,324,406	71,047	2,395,453
Total	12,617,501	279,091	12,896,592	12,014,077	233,109	12,247,186

b)    Selling, general & administrative expenses

Included in SG&A are gains and losses from changes in the fair value of equity investments. During the three and nine months ended September 30, 2019, the Company recognized gains of approximately €76,132. The Company did not recognize gains and losses from changes in the fair value of equity investments in 2018.

c)    (Gain) loss related to divestitures of Care Coordination activities

On June 28, 2018, the Company divested its controlling interest in Sound Inpatient Physicians, Inc. (“Sound”) to an investment consortium led by Summit Partners, L.P., (“Summit Consortium”). The total transaction proceeds were $1,770,516 (€1,531,109), net of related tax payments. For the nine months ended September 30, 2018, the pre-tax gain related to divestitures for Care Coordination activities was €829,860, which primarily related to this divestiture, the effect of the six-month impact from the increase in valuation of Sound’s share based payment program, incentive compensation expense and other costs caused by the divestiture of Sound. Sound was included in Care Coordination within the North America Segment. The Company’s history with Sound, prior to divestment, includes the following milestones:

•

In July 2014, the Company made an investment for a majority interest in Sound, a physician services organization focused on hospitalist, emergency, intensivist and post-acute care services, expanding the health care services we offer.

•	In November 2014, Sound acquired Cogent Healthcare, expanding Sound to serve over 180 hospitals in 35 states with more than 1,750 providers.
•	In 2017, the Company increased its interest in Sound raising the Company majority interest to almost 100% during the first half of 2017.

d)    Research and development expenses

Research and development expenses of €136,591 for the nine months ended September 30, 2019 (for the nine months ended September 30, 2018: €95,287) include expenditures for research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €1,795 (for the nine months ended September 30, 2018: €249).

e)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and fully diluted earnings per share computations for 2019 and 2018:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2019	2018	2019	2018
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	332,584	284,614	857,113	1,557,150

Denominators:
Weighted average number of shares outstanding	301,440,412	306,495,661	303,832,868	306,434,923
Potentially dilutive shares	—	824,459	83,518	807,212
Basic earnings per share	1.10	0.93	2.82	5.08
Diluted earnings per share	1.10	0.93	2.82	5.07

Share buy-back program

In 2019, the Company will continue to utilize the authorization granted by the Company’s Annual General Meeting on May 12, 2016 to conduct a share buy-back program. The current share buy-back program, announced on June 14, 2019 allows for repurchase of a maximum of 12,000,000 shares at a total purchase price, excluding ancillary transaction costs, of up to €660,000 between June 17, 2019 and June 17, 2020. The prior buy-back program expired on May 10, 2019 and the repurchased shares were retired. The following tabular disclosure provides the number of shares acquired in the context of the share buy-back programs as well as the retired treasury stock:

Treasury Stock

		Total number of shares
		purchased and retired
		as part of publicly
	Average price per	announced plans or	Total value of
Period	share	programs	shares (1)
	in €		in € THOUS
December 31, 2017	65.63	1,659,951	108,931
Purchase of Treasury Stock
May 2018	86.69	173,274	15,020
June 2018	86.14	257,726	22,201
Repurchased Treasury Stock	86.37	431,000	37,221

Retirement of repurchased Treasury Stock
December 2018	87.23	1,091,000	95,159
December 31, 2018	51.00	999,951	50,993

Purchase of Treasury Stock
March 2019	69.86	1,629,240	113,816
April 2019	72.83	1,993,974	145,214
May 2019	72.97	147,558	10,766
Repurchased Treasury Stock	71.55	3,770,772	269,796

Retirement of repurchased Treasury Stock
June 2019	71.55	3,770,772	269,796

Purchase of Treasury Stock
June 2019	67.11	504,672	33,870
July 2019	66.77	1,029,655	68,748
August 2019	57.53	835,208	48,050
September 2019	59.67	627,466	37,444
Repurchased Treasury Stock (2)	62.77	2,997,001	188,112
Total	59.82	3,996,952	239,105
(1)	The value of shares repurchased in 2018 and 2019 is inclusive of fees (net of taxes) paid in the amount of approximately €8 and €11, respectively, for services rendered.
(2)	At September 30, 2019, the maximum number of shares that may be purchased pursuant to the buy-back program expiring on June 17, 2020 is 9,002,999

As of September 30, 2019, the Company holds 3,996,952 treasury shares. These shares will be used solely to reduce the registered share capital of the Company by cancellation of the acquired shares.